ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Pension and other postretirement benefits	$ 27.0	$ 32.1
Compensation and related employee costs	69.0	62.4
Interest	32.0	33.6
Income taxes	15.4	18.3
Other	15.7	12.4
Total accrued liabilities	$ 159.1	$ 158.8